Shareholder Report, Average Annual Return (Details) WE0000000002522A_Dimensional Emerging Markets High Profitability ETF_Single_TSR Annual {Single}	12 Months Ended	42 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Markets High Profitability ETF – NAV
Average Annual Return, Percent	26.96%	9.75%
MSCI Emerging Markets Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	11.45%